Financial Instruments (Fair value of financial instruments) (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt, excluding finance leases, carrying amount	$ 12,832	$ 13,662
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt, fair value	$ 16,046	$ 15,667